Basis Of Presentation And Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Fiscal Year Ends

Fiscal years 2014 and 2013 contained 53 and 52 weeks, respectively. Throughout this document, the fiscal years are referred to as set forth below:

Fiscal Year Ended	Reference in this Document
December 31, 2015	2015
January 1, 2015	2014
December 26, 2013	2013

Schedule Of Receivables

Receivables consisted of the following (in millions):

	As of
	December 31, 2015	January 1, 2015
Trade accounts	$153.6	$119.4
Other	0.9	1.4
Less: Allowance for doubtful accounts	(5.6)	(4.3)

Total	$148.9	$116.5

Schedule Of Useful Lives

The Company records depreciation and amortization using the straight-line method over the following estimated useful lives:

Equipment	4-10 years
Computer hardware and software	3-5 years
Leasehold improvements	Lesser of lease term or asset life

Changes In Debt Issuance Costs

The changes in debt issuance costs are as follows (in millions):

	Years Ended
	December 31, 2015	January 1, 2015	December 26, 2013
Beginning balance	$15.5	$17.7	$18.3
Debt issuance payments	—	0.6	3.4
Amortization of debt issuance costs	(2.6)	(2.8)	(2.8)
Write-off of debt issuance costs	—	—	(1.2)

Ending balance	$12.9	$15.5	$17.7